Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
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Changes in Goodwill by Business Segment

The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2018 and 2017.

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Head office account and others	Total
	(In millions)
Gross amount of goodwill	¥—	¥63,418	¥13,233	¥397,285	¥473,936
Accumulated impairment losses	—	—	—	(13,149)	(13,149)

Net carrying amount at March 31, 2016	—	63,418	13,233	384,136	460,787

Acquisitions(1)	2,417	—	—	38,053	40,470
Impairment losses	—	—	—	(74,616)	(74,616)
Exchange differences	—	—	(186)	—	(186)

Net carrying amount	2,417	63,418	13,047	347,573	426,455
Gross amount of goodwill	2,417	63,418	13,047	435,338	514,220
Accumulated impairment losses	—	—	—	(87,765)	(87,765)

Net carrying amount at March 31, 2017	2,417	63,418	13,047	347,573	426,455

Disposals(2)	—	—	—	(11,197)	(11,197)
Impairment losses	(956)	—	(4,292)	(23,359)	(28,607)
Reclassification to assets held for sale(3)	(1,461)	—	(8,166)	(102,710)	(112,337)
Exchange differences	—	—	(589)	—	(589)

Net carrying amount	—	63,418	—	210,307	273,725
Gross amount of goodwill	956	63,418	4,292	321,431	390,097
Accumulated impairment losses	(956)	—	(4,292)	(111,124)	(116,372)

Net carrying amount at March 31, 2018	¥—	¥63,418	¥—	¥210,307	¥273,725

(1)	The SMBC Group recognized goodwill of ¥2,417 million in Wholesale Business Unit resulting from the acquisition of SMFL Capital Company, Limited, formerly known as GE Japan in April 2016 and ¥38,053 million in Head office account and others resulting from the acquisition of Sumitomo Mitsui Asset Management Company, Limited (“SMAM”) in July 2016. For additional information, refer to Note 49 “Acquisitions.”
(2)	“Disposals” in Head office account and others includes amount of goodwill relating to Kansai Urban Banking Corporation (“KUBC”) which ceased to be its consolidated subsidiaries and became its associates during the fiscal year ended March 31, 2018.
(3)	The SMBC Group reclassified goodwill of ¥112,337 million allocated to Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and its subsidiaries to assets held for sale at March 31, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

Key Assumptions Used in Impairment Testing

The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2018 and 2017 were as follows:

	SMBC Trust Bank		KUBC	SMFL	SMBC Nikko Securities	SMBC Consumer Finance	SMAM
	Corporate Business	Retail Banking(1)
For the fiscal year ended March 31, 2018:
Pre-tax discount rate	12.61%	9.91%	—	—	11.42%	11.20%	9.01%
Growth rate	1.00%	1.00%	—	—	1.00%	1.00%	1.00%
For the fiscal year ended March 31, 2017:
Pre-tax discount rate	9.75%	6.52%	6.24%	6.63%	8.12%	10.58%	7.17%
Growth rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

(1)	The business which SMBC Trust Bank acquired from Citibank Japan Ltd., in November 2015 is identified as Retail Banking.

Changes in Other Intangible Assets

The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2018 and 2017.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total
	(In millions)
Cost	¥591,118	¥346,819	¥172,950	¥41,828	¥58,368	¥1,211,083
Accumulated amortization and impairment losses	(317,309)	(212,356)	(58,321)	(26,007)	(9,784)	(623,777)

Net carrying amount at April 1, 2016	273,809	134,463	114,629	15,821	48,584	587,306

Additions	102,193	41,080	—	—	2,228	145,501
Acquisition of subsidiaries and businesses	879	851	76,027	4,288	9,623	91,668
Disposals	(1,376)	(2,379)	—	—	(1,452)	(5,207)
Amortization	(82,158)	(40,722)	(20,192)	(4,256)	(4,579)	(151,907)
Impairment losses	—	(97)	—	—	(75)	(172)
Exchange differences	(32)	2	—	—	(15)	(45)
Others	(1,178)	6,499	—	—	(2,352)	2,969

Net carrying amount	292,137	139,697	170,464	15,853	51,962	670,113

Cost	648,463	372,531	248,977	46,116	64,487	1,380,574
Accumulated amortization and impairment losses	(356,326)	(232,834)	(78,513)	(30,263)	(12,525)	(710,461)

Net carrying amount at March 31, 2017	292,137	139,697	170,464	15,853	51,962	670,113

Additions	93,977	40,024	—	—	2,169	136,170
Acquisition of subsidiaries and businesses	—	222	—	—	—	222
Disposals(1)	(8,420)	(11,928)	(57,987)	—	(1,844)	(80,179)
Amortization	(84,662)	(43,818)	(20,192)	(4,280)	(4,473)	(157,425)
Impairment losses	—	—	(1,830)	—	(5,229)	(7,059)
Exchange differences	142	(731)	—	—	(29)	(618)
Others	343	2,099	—	—	(1,489)	953

Net carrying amount	293,517	125,565	90,455	11,573	41,067	562,177

Cost	650,632	340,593	172,950	46,116	54,024	1,264,315
Accumulated amortization and impairment losses	(357,115)	(215,028)	(82,495)	(34,543)	(12,957)	(702,138)

Net carrying amount at March 31, 2018	¥293,517	¥125,565	¥90,455	¥11,573	¥41,067	¥562,177

(1)	Disposals include other intangible assets owned by SMFL reclassified as “Assets held for sale” during the fiscal year ended March 31, 2018.